DEPOSITS (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2011 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2010 Greek Residents Deposits [Member] EUR (€)	Dec. 31, 2011 Foreign Deposits [Member] EUR (€)	Dec. 31, 2010 Foreign Deposits [Member] EUR (€)
Deposits Liabilities Balance Sheet Reported Amounts Details [Line Items]
Public sector					€ 1,740,647	€ 3,221,218	€ 56,266	€ 131,267
Private sector:
Corporations					2,773,259	3,268,323	4,802,960	6,687,729
Individuals					34,977,371	42,006,925	12,159,912	10,113,819
Interbank					31,576,223	24,261,740	906,713	1,607,811
Total interest bearing deposits	117,731,646	88,993,351	91,298,832	[1]	71,067,500	72,758,206	17,925,851	18,540,626
Public sector					353,244	132,164	18,353	47,256
Private sector:
Corporations					561,296	666,511	763,524	721,179
Individuals					158,755	261,623	547,265	510,278
Interbank					118,616	55,005	60,898	202,633
Total non-interest bearing deposits	3,415,731	2,581,951	2,596,649	[1]	1,191,911	1,115,303	1,390,040	1,481,346
Public sector					2,093,891	3,353,382	74,619	178,523
Private sector:
Corporations					3,334,555	3,934,834	5,566,484	7,408,908
Individuals					35,136,126	42,268,548	12,707,177	10,624,097
Interbank					31,694,839	24,316,745	967,611	1,810,444
Total deposits	121,147,377	91,575,302	93,895,481	[1]	72,259,411	73,873,509	19,315,891	20,021,972
Deposits Textual Details [Abstract]
Euro approximation of USD 100,000 (according to the Noon Buying Rate of US$1.00 = EUR 0.6956 on May 31, 2011).		75,590	69,560
The aggregate amount of short-term certificates of deposit (each with minimum denomination of EUR 69,560, which approximates USD 100,000).		132,190	539,376
Interest bearing deposits with scheduled maturities in excess of one year.		650,187	656,107
Group interest bearing deposits, for which the Group has elected the fair value option, because they have embedded derivatives.		1,779,727	1,240,756
Losses included in Net trading loss, relating to fair value changes of interest bearing deposits with embedded derivatives.		(48,979)	(12,389)
Funding from the European Central Bank (through the Bank of Greece) which is Included in domestic interest bearing deposits.		31,307,746	24,214,517
Net Trading Loss Of Fair Value Changes Interest Bearing Deposits		€ 10,973	€ 0

[1]	As restated. See Note 43 for more information.